Janus Aspen Series

Janus Portfolio

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective May 12, 2011, the following replaces the corresponding information for Janus Portfolio (the “Portfolio”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Portfolio Summary section of the Prospectus:

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since November 2007. Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2011.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Portfolio:

Janus Portfolio

Co-Portfolio Managers Jonathan D. Coleman and Burton H. Wilson are responsible for the day-to-day management of the Portfolio. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since November 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since May 2011. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master’s degree in Business Administration from the University of California at Berkeley’s Haas School of Business.

Effective May 12, 2011, references to Daniel Riff as co-portfolio manager of the Portfolio are deleted and Jonathan D. Coleman and Burton H. Wilson are co-portfolio managers of the Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Global Technology Portfolio

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective May 12, 2011, the following replaces the corresponding information for Global Technology Portfolio (the “Portfolio”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Portfolio Summary section of the Prospectus:

Portfolio Manager: J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since May 2011.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Portfolio:

Global Technology Portfolio

J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since May 2011. In addition, Mr. Slingerlend performs duties as an equity research analyst. He is also Portfolio Manager of other Janus accounts. Mr. Slingerlend served as co-portfolio manager of the Portfolio from February 2006 until May 2007. Mr. Slingerlend initially joined Janus Capital in 2000 as a research analyst and left in 2007. He re-joined Janus Capital in November 2007 as an equity research analyst. From May 2007 to November 2007, Mr. Slingerlend was a private investor. He holds a Bachelor’s degree in Economics and Astrophysics from Williams College. He holds the Chartered Financial Analyst designation.

Effective May 12, 2011, references to Burton H. Wilson as portfolio manager of the Portfolio are deleted.

Please retain this Supplement with your records.